Financial Assets and Financial Liabilities_Information About Fair Value Measurements Using Unobservable Inputs Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 9,170,587	₩ 7,378,174
Cash and due from financial institutions at fair value through profit or loss
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 48,743
Valuation techniques	DCF Model, Option Model, Net Asset Value, Income approach, Market approach
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value
Relationship Of Correlation	The higher the correlation, the higher the fair value fluctuation
Cash and due from financial institutions at fair value through profit or loss | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	11.25%
Discount Rate Unobservable Inputs Assets	1.19%
Growth Rate Unobservable Inputs Assets	0.29%
Recovery Rate Unobservable Inputs Assets	40.00%
Correlation Unobservable Inputs Assets	8.79%
Cash and due from financial institutions at fair value through profit or loss | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	31.28%
Discount Rate Unobservable Inputs Assets	11.30%
Growth Rate Unobservable Inputs Assets	2.20%
Recovery Rate Unobservable Inputs Assets	40.00%
Correlation Unobservable Inputs Assets	79.78%
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 7,093,315
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Tree Model, Net Asset Value, Income approach, Market approach and others
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value
Relationship Of Value Of Real Estate	The higher the value of Real estate, the higher the fair value
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	11.25%
Correlation Between Underlying Asset Unobservable Inputs Assets	8.79%
Discount Rate Unobservable Inputs Assets	1.95%
Growth Rate Unobservable Inputs Assets	0.29%
Recovery Rate Unobservable Inputs Assets	40.00%
Value Of Real Estate Unobservable Inputs Assets	(1.00%)
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	41.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	88.46%
Discount Rate Unobservable Inputs Assets	11.30%
Growth Rate Unobservable Inputs Assets	2.20%
Recovery Rate Unobservable Inputs Assets	40.00%
Value Of Real Estate Unobservable Inputs Assets	1.00%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 371,545
Valuation techniques	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Tree Model and others
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value
Relationship Of Liquidation Value	The higher the liquidation value, the higher the fair value
Relationship Of Recovery Rate	The higher the recovery rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation	The higher the correlation, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	1.19%
Growth Rate Unobservable Inputs Assets	0.00%
Liquidation Value Unobservable Inputs Assets	(1.00%)
Recovery Rate Unobservable Inputs Assets	40.00%
Volatility Unobservable Inputs Assets	11.25%
Correlation Unobservable Inputs Assets	8.79%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	21.96%
Growth Rate Unobservable Inputs Assets	2.20%
Liquidation Value Unobservable Inputs Assets	1.00%
Recovery Rate Unobservable Inputs Assets	40.00%
Volatility Unobservable Inputs Assets	39.94%
Correlation Unobservable Inputs Assets	79.78%
Loans
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 213,203
Valuation techniques	Tree Model
Relationship Of Volatility Of the Stock Price	The higher the volatility, the higher the fair value fluctuation
Loans | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Stock Price Unobservable Inputs Assets	13.11%
Loans | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Stock Price Unobservable Inputs Assets	49.28%
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 301,851
Valuation techniques		Tree Model, DCF Model, Hull and White Model
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		9.96%
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		29.53%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 67,828
Valuation techniques		Tree Model
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		11.45%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		24.01%
Derivative linked securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 944,665
Valuation techniques		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Option Model, Tree Model
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset		The higher the correlation, the higher the fair value fluctuation
Relationship Of Recovery Rate		The higher the recovery rate, the higher the fair value
Derivative linked securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		10.00%
Correlation Between Underlying Asset Unobservable Inputs Assets		8.27%
Recovery Rate Unobservable Inputs Assets		40.00%
Derivative linked securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		30.07%
Correlation Between Underlying Asset Unobservable Inputs Assets		90.00%
Recovery Rate Unobservable Inputs Assets		40.00%
Stock and index
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 50,824	₩ 138,972
Valuation techniques	DCF Model, Closed Form, FDM, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model	DCF Model, FDM, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model
Relationship Of Volatility Of The Underlying Asset	The higher the volatility, the higher the fair value fluctuation	The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the correlation, the higher the fair value fluctuation	The higher the value of correlation, the higher the fair value fluctuation
Stock and index | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	14.00%	1.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	8.74%	3.00%
Stock and index | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets	50.00%	39.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	68.77%	67.00%
Currency, Interest rate and others
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 60,239	₩ 58,107
Valuation techniques	DCF Model, Hull and White Model, Monte Carlo Simulation, Tree Model	DCF Model, Closed Form, Monte Carlo Simulation, Hull and White Model, Black-Scholes Model, Tree Model, Option Model
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Relationship Of Correlation Between Underlying Asset	The higher the absolute value of correlation, the higher the fair value fluctuation	The higher the absolute value of correlation, the higher the fair value fluctuation
Relationship Of Loss Given Default	The higher the loss given default, the lower the fair value	The higher the loss given default, the lower the fair value
Relationship Of Volatility Of TheInterest Rate		The higher the volatility, the higher the fair value fluctuation
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Currency, Interest rate and others | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		3.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	(46.89%)	(13.00%)
Loss Given Default Unobservable Inputs Assets	100.00%	0.56%
Volatility Of The Interest Rate Unobservable Inputs Assets		0.47%
Volatility Unobservable Inputs Assets	1.00%
Currency, Interest rate and others | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		51.00%
Correlation Between Underlying Asset Unobservable Inputs Assets	90.11%	90.00%
Loss Given Default Unobservable Inputs Assets	100.00%	0.56%
Volatility Of The Interest Rate Unobservable Inputs Assets		0.47%
Volatility Unobservable Inputs Assets	36.00%
Interest rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 775
Valuation techniques		DCF Model, Closed Form, FDM, Monte Carlo Simulation
Relationship Of Volatility Of The Underlying Asset		The higher the volatility, the higher the fair value fluctuation
Interest rate | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		3.02%
Interest rate | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Volatility Of The Underlying Asset Unobservable Inputs Assets		3.02%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 1,332,718
Valuation techniques	Adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net asset value method, Market approach, One Factor Hull-White Model and others
Relationship Of Discount Rate	The lower the discount rate, the higher the fair value
Relationship Of Growth Rate	The higher the growth rate, the higher the fair value
Relationship Of Volatility	The higher the volatility, the higher the fair value fluctuation
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	7.05%
Growth Rate Unobservable Inputs Assets	0.00%
Volatility Unobservable Inputs Assets	17.62%
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Discount Rate Unobservable Inputs Assets	16.30%
Growth Rate Unobservable Inputs Assets	2.20%
Volatility Unobservable Inputs Assets	25.14%
Debt securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 49,381
Valuation techniques		DCF Model, Option Model, Net asset value method, Market approach
Relationship Of Correlation Between Underlying Asset		The coefficient of correlation is different for each item
Relationship Of Discount Rate		The lower the discount rate, the higher the fair value
Relationship Of Growth Rate		The higher the growth rate, the higher the fair value
Relationship Of Volatility		The Volatility is different for each item
Debt securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets		48.82%
Discount Rate Unobservable Inputs Assets		2.57%
Growth Rate Unobservable Inputs Assets		0.00%
Volatility Unobservable Inputs Assets		15.26%
Debt securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets		82.16%
Discount Rate Unobservable Inputs Assets		11.08%
Growth Rate Unobservable Inputs Assets		2.20%
Volatility Unobservable Inputs Assets		30.07%
Equity securities
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value		₩ 5,816,595
Valuation techniques		DCF Model, Comparable Company Analysis, Adjusted discount rate method, Dividend Discount Model, Net asset value method, Discounted cash flows to equity, Income approach, Market approach, One Factor Hull-White Model, Usage of past transactions, Cost methods, Asset value approach, Tree Model and others
Relationship Of Correlation Between Underlying Asset		The coefficient of correlation is different for each item
Relationship Of Discount Rate		The lower the discount rate, the higher the fair value
Relationship Of Growth Rate		The higher the growth rate, the higher the fair value
Relationship Of Volatility		The Volatility is different for each item
Relationship Of Asset Value		The higher the asset value, the higher the fair value
Equity securities | Bottom Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets		48.82%
Discount Rate Unobservable Inputs Assets		(1.00%)
Growth Rate Unobservable Inputs Assets		(1.00%)
Volatility Unobservable Inputs Assets		15.26%
Asset Value Unobservable Inputs Assets		(1.00%)
Equity securities | Top Of Range Member [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Correlation Between Underlying Asset Unobservable Inputs Assets		82.16%
Discount Rate Unobservable Inputs Assets		52.68%
Growth Rate Unobservable Inputs Assets		1.00%
Volatility Unobservable Inputs Assets		30.07%
Asset Value Unobservable Inputs Assets		1.00%